Equity (Details Narrative) (10-K) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 02, 2018	May 03, 2018	Oct. 12, 2017	May 31, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017	May 04, 2017
Stockholder's Equity [Line Items]
Common stock, shares authorized					45,000,000	45,000,000		45,000,000
Common stock, par value					$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued					10,043,143	3,715,444		3,045,809
Common stock, shares outstanding					10,043,143	3,715,444		3,045,809
Preferred stock, shares authorized					5,000,000	5,000,000		5,000,000
Preferred stock, par value
Preferred stock, shares issued					62,876	62,876		62,876
Sale of common stock number of shares issued				403,214
Sale of stock price per share				$ 3.50
Warrants to purchase common stock	201,974
Placement agent commission						$ 36,767
Legal fees						$ 2,500
Warrants maturity date, description	October 1, 2018 to October 1, 2020
Minimum [Member]
Stockholder's Equity [Line Items]
Warrants exercise price	$ 55.00
Maximum [Member]
Stockholder's Equity [Line Items]
Warrants exercise price	$ 70.00
Employees [Member]
Stockholder's Equity [Line Items]
Number of restricted shares issued						30,000	15,000
2014 Stock Incentive Plan [Member]
Stockholder's Equity [Line Items]
Stock options granted					400,000	400,000
Number of shares issued					296,129	109,536
Number of shares available for issuance					107,836	275,464
Securities Purchase Agreement [Member]
Stockholder's Equity [Line Items]
Purchase of common stock									1,200,000
Number of shares purchased		403,214
Share purchase price		$ 3.50
Gross purchase price		$ 1,411,249
Securities Purchase Agreement [Member] | AccreditedInvestors [Member]
Stockholder's Equity [Line Items]
Warrant term			5 years 6 months
Exercise price			$ 3.50
Sale of common stock number of shares issued			499,856
Sale of stock price per share			$ 2.00
Gross purchase price			$ 939,712
Warrants to purchase common stock			499,856
Redeemable Series 1 Preferred Stock [Member]
Stockholder's Equity [Line Items]
Cumulative dividends rate					9.00%	9.00%
Exercise price					$ 13.50	$ 13.50
Series 1 Warrant [Member]
Stockholder's Equity [Line Items]
Purchase of common stock					10	10
Series 1 Preferred Stock [Member]
Stockholder's Equity [Line Items]
Cumulative dividends rate					9.00%	9.00%
Warrant term						7 years
Exercise price					$ 13.50	$ 13.50
Preferred Stock [Member]
Stockholder's Equity [Line Items]
Common stock issued dividend percentage						10.00%
Preferred stock, liquidation preference						$ 13.50
Unregistered Warrants [Member] | Securities Purchase Agreement [Member]
Stockholder's Equity [Line Items]
Warrant term		5 years 6 months
Number of shares purchased		403,214
Share purchase price		$ 4.50